Consolidated Statements Of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net earnings	$ 2,598.4	$ 2,695.0	$ 2,392.2
Other comprehensive income (loss), net of income taxes:
Foreign currency translation adjustments	(1,235.0)	(62.1)	90.8
Pension and post-retirement plan benefit adjustments	(361.1)	289.0	(139.7)
Unrealized (loss) gain on available-for-sale securities	(52.1)	46.8	26.6
Total other comprehensive income (loss), net of income taxes	(1,648.2)	273.7	(22.3)
Comprehensive income	$ 950.2	$ 2,968.7	$ 2,369.9